FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2016
FAIR VALUE OF FINANCIAL INSTRUMENTS
Gross unrealized gains and fair value of related securities
	Total (maturities within 12 months)
	Cost	Unrealized Gain	Fair Value
Held to Maturity:
Debt Securities:
U.S. Government sponsored bonds at December 31, 2016	$-	$-	$-

U.S. Government sponsored bonds at December 31, 2015	$26,958,214	$4,646	$26,962,860